OPERATING EXPENSES AND NET OTHER OPERTAING INCOME - Schedule of Other Operating Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Net proceeds from the sale of intangible assets	$ 0	$ 1	$ 20
Directors' and Officers' insurance reimbursements	1	5	12
Income recognized in relation to a supply agreement	3	0	0
Other income	2	2	0
Net other operating income	$ 6	$ 8	$ 32